Financial Risk Management Objectives and Policies - Foreign Currency Risk Sensitivity Analysis Assuming 10% Strengthening of Major Currencies against Functional Currency (Detail) - Foreign currency risk [Member]
¥ in Thousands, $ in Thousands
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Singapore Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit before tax	¥ 41,585	$ 6,570	¥ 8,422
Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit before tax	(937)	(148)	231
USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit before tax	4,522	714	(8,765)
Renminbi [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit before tax	¥ (3,504)	$ (554)	¥ 3,027